Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheet (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 1,088,565	$ 150,071
Short-term investment	4,040,000	5,241,677
Other current assets	54,383	143,208
Due from subsidiaries, VIE and VIE’s subsidiaries	12,247,807	7,948,307
Investment in subsidiaries, VIE and VIE’s subsidiaries	5,113,612	5,756,419
Total Assets	22,544,367	19,239,682
LIABILITIES AND EQUITY
Total Liabilities
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	29,059,063	25,133,933
Accumulated deficit	(6,540,086)	(5,896,857)
Total Shareholders’ Equity	22,544,367	19,239,682
Total Liabilities and Shareholders’ Equity	22,544,367	19,239,682
Class A Ordinary Share [Member]
Shareholders’ Equity
Ordinary Share	24,840	2,056
Class B Ordinary Share [Member]
Shareholders’ Equity
Ordinary Share	$ 550	$ 550